Related Party Transactions - Schedule of Related Party Balances with Major Related Parties (Parenthetical) (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Related Party Transaction [Line Items]
Amounts due to related parties		¥ 1,778,783		¥ 1,604,258		$ 272,610
Proceeds from loans from related parties		0	$ 0	¥ 0	¥ 650,000
Equity Investee
Related Party Transaction [Line Items]
Annual interest rate				5.00%
Baidu
Related Party Transaction [Line Items]
Amounts due to related parties		¥ 1,035,659		¥ 1,014,283		158,722
Proceeds from loans from related parties	¥ 650,000
Debt instrument maturity, year and month		2023-01	2023-01
Baidu | Loans
Related Party Transaction [Line Items]
Amounts due to related parties		¥ 50,000		¥ 50,000		$ 7,663